Notes to the statement of financial position - Equity, reserves and dividends per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (EUR per share)	€ 0.67	€ 0.67	€ 0.67
Dividends paid, ordinary shares	€ 40,000	€ 40,000	€ 40,000
Dividends paid, quarterly installment, ordinary shares	10,000	10,000	10,000
Capital reserves
Disclosure of classes of share capital [line items]
Dividends paid			196,357
Accumulated share-based payments	€ 12,252	€ 4,482	€ 907